Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000253542
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Trading Symbol	CERY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (the "Fund") for the period of September 5, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.21%
AssetsNet	$ 91,859,673
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 11,718
InvestmentCompanyPortfolioTurnover	0.00%